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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21321


                      Pioneer Municipal High Income Trust:
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30

Date of reporting period:  July 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Municipal High Income Trust

SCHEDULE OF INVESTMENTS 7/31/05 (unaudited)


          S&P/Moody's
Principal Ratings
Amount    (unaudited)                                                                                                   Value
                     TAX EXEMPT OBLIGATIONS  - 126.0% of Net Assets
                     Alabama - 3.4%
10,000,000AAA/Aaa    Birmingham Alabama General Obligation, 5.0%, 12/1/32                                              $10,429,600
1,500,000 BBB/NR     Camden Alabama Industrial Development Board, 6.125%, 12/1/24                                       1,666,935
                                                                                                                        12,096,535
                     Arizona - 7.1%
5,000,000 B+/Ba1     Apache County Industrial Development Authority, 5.85%, 3/1/28                                      5,001,250
5,000,000 B+/Ba1     Apache County Industrial Development Authority, 5.875%, 3/1/33                                     5,001,350
11,630,000CCC/Ca     Gila County Industrial Development Authority, 5.55%, 1/1/27                                        10,231,027
3,000,000 NR/NR      Maricopa County Industrial Development Authority, 7.875%, 4/1/27                                   3,130,980
1,000,000 NR/Baa3    Pima County Industrial Development Authority, 7.25%, 7/1/31                                        1,070,480
500,000   NR/Baa2    Yavapai County Industrial Development Authority, 6.0%, 8/1/33                                      538,115
                                                                                                                        24,973,202
                     California - 12.3%
7,270,000 A/A2       California State General Obligation, 5.25%, 2/1/28                                                 7,727,501
5,000,000 A/A2       California State General Obligation, 5.25% 4/1/34                                                  5,336,050
5,150,000 BBB/Baa3   Golden State Tobacco Securitization Corp., 7.8%, 6/1/42                                            6,392,592
7,000,000 BBB/Baa3   Golden State Tobacco Securitization Corp., 7.875%, 6/1/42                                          8,723,750
4,000,000 AAA/Aaa    Palm Desert Financing Authority Tax Allocation Revenue, 5.0%, 4/1/30                               4,174,160
3,000,000 AAA/Aaa    San Diego Unified School District, 5.0%, 7/1/25                                                    3,232,710
2,500,000 AAA/Aaa    University of California Revenue, 5.0%, 5/15/25                                                    2,642,250
5,000,000 B+/NR      Valley Health System Hospital Revenue, 6.5%, 5/15/25                                               5,012,000
                                                                                                                        43,241,013
                     Connecticut - 4.1%
2,000,000 NR/NR      Bridgeport Senior Living Facility Revenue, 7.25%, 4/1/35                                           2,076,340
2,205,000 BB/Ba1     Connecticut State Health & Educational Facilities Authority Revenue, 5.375%, 7/1/17                2,188,639
4,800,000 BB/Ba1     Connecticut State Health & Educational Facilities Authority Revenue, 5.5%, 7/1/27                  4,651,296
5,000,000 BB+/NR     Mohegan Tribe Indians Gaming Authority, 6.25%, 1/1/31                                              5,395,850
                                                                                                                        14,312,125
                     District of Columbia - 4.0%
5,000,000 BBB/Baa3   District of Columbia Tobacco Settlement Financing Corp., 6.5%, 5/15/33                             5,931,150
7,325,000 BBB/Baa3   District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40                            8,169,792
                                                                                                                        14,100,942
                     Florida - 2.6%
2,000,000 NR/NR      Beacon Lakes Community Development, 6.9%, 5/1/35                                                   2,112,600
1,650,000 BBB-/Baa2  Polk County Industrial Development Revenue, 5.85%, 12/1/30                                         1,691,992
5,000,000 NR/Baa2    Tallahassee Health Facilities Revenue, 6.375%, 12/1/30                                             5,357,150
                                                                                                                        9,161,742

                     Georgia - 0.8%
1,325,000 NR/NR      Brunswick & Glynn County Development Authority Revenue, 7.25%, 1/1/35                              1,420,917
5,500,000 C/Ca       Fulton County Development Authority Revenue, 6.95%, 11/1/12                                        1,429,890
                                                                                                                        2,850,807
                     Idaho - 1.5%
5,000,000 BBB-/Baa3  Power County Industrial Development Corp., 6.45%, 8/1/32                                           5,204,400

                     Illinois - 4.0%
1,000,000 NR/NR      Centerpoint Intermodal Center, 8.0%, 6/15/23 (144A)                                                976,510
3,810,000 C/C        Chicago Illinois O'Hare International Airport, 6.45%, 5/1/18                                       1,190,168
1,500,000 NR/NR      Illinois Health Facilities Authority Revenue, 6.9%, 11/15/33                                       1,583,010
16,880,000(a) AAA/AaaMetropolitan Pier & Exposition Authority Dedicated State Tax Revenue,
                        0.0%, 6/15/22                                                                                   10,346,596
                                                                                                                        14,096,284
                     Indiana - 1.6%
1,000,000 BBB+/Baa1  Indiana State Development Finance Authority Revenue, 5.6%, 12/1/32                                 1,038,060
4,300,000 BBB-/Ba3   Indiana State Development Finance Authority Revenue, 5.75%, 10/1/11                                4,554,517
                                                                                                                        5,592,577
2,335,000 AAA/Aaa    Massachusetts Health & Educational Facilities Authority Revenue, 5.0%, 7/15/35                     2,433,817
7,050,000 AAA/Aaa    Massachusetts Health & Educational Facilities Authority Revenue, 5.125%, 7/15/37                   7,435,141
1,000,000 AA/Aa3     Massachusetts Health & Educational Facilities Authority Revenue, 5.25%, 10/15/33                   1,063,730
3,500,000 BBB/Baa3   Massachusetts Health & Educational Facilities Authority Revenue, 6.25%, 7/1/22                     3,780,175
5,000,000 BBB-/NR    Massachusetts Health & Educational Facilities Authority Revenue, 6.75%, 10/1/33                    5,499,700
75,000    BB/NR      Massachusetts State Development Finance Agency, 5.25%, 10/1/18                                     71,496
3,055,000 AA-/Aa3    Massachusetts State Housing Finance Agency, 5.25%, 12/1/33                                         3,153,799
                                                                                                                        23,437,858
                     Michigan - 4.4%
1,500,000 BBB-/NR    John Tolfree Health System Corp., 6.0%, 9/15/23                                                    1,523,640
2,000,000 BB-/Ba3    Michigan State Hospital Finance Authority Revenue, 5.5%, 8/15/23                                   1,871,800
4,010,000 BBB-/Ba1   Michigan State Hospital Finance Authority Revenue, 6.0%, 2/1/24                                    4,016,095
2,000,000  +NR/NR    Michigan State Hospital Finance Authority Revenue, 6.4%, 1/1/15                                    2,069,640
7,690,000 NR/NR      Wayne Charter County Michigan Special Airport Facilities Revenue, 6.75%, 12/1/15                   6,025,730
                                                                                                                        15,506,905
                     Minnesota - 4.3%
1,675,000 BB/NR      Duluth Economic Development Authority Health Care Facilities Revenue, 7.25%,  6/15/32              1,761,849
13,260,000NR/NR      Minneapolis/St. Paul Metropolitan Airports, 7.0%, 4/1/25                                           12,131,707
1,430,000 BB+/NR     St. Paul Housing & Redevelopment Authority, 6.625%, 11/1/17                                        1,434,590
                                                                                                                        15,328,146
                     Mississippi - 0.9%
3,000,000 BBB-/Ba1   Mississippi Business Finance Corp. Pollution Control Revenue, 5.9%, 5/1/22                         3,045,420

                     Missouri - 1.2%
5,500,000 NR/B3      St. Louis Industrial Development Authority Revenue, 7.25%, 12/15/35                                4,105,090

                     Nevada - 1.4%
1,000,000 BBB-/NR    Clark County Industrial Development Revenue, 5.45%, 3/1/38                                         1,064,430
1,850,000 B-/NR      Clark County Industrial Development Revenue, 5.5%, 10/1/30                                         1,843,840
2,000,000 NR/NR      Nevada State Department of Business & Industry, 7.25%, 1/1/23                                      2,100,880
                                                                                                                        5,009,150
                     New Hampshire - 0.9%
3,000,000 AAA/Aaa    Manchester School Facilities Revenue, 5.125%, 6/1/28                                               3,173,880

                     New Jersey - 9.3%
2,000,000 B/Caa2     New Jersey Economic Development Authority Revenue, 6.25%, 9/15/19                                  1,864,380
13,350,000B/Caa2     New Jersey Economic Development Authority Revenue, 6.25%, 9/15/29                                  12,183,076
1,000,000 B/Caa2     New Jersey Economic Development Authority Revenue, 6.4%, 9/15/23                                   938,320
6,150,000 B/Caa2     New Jersey Economic Development Authority Revenue, 7.0%, 11/15/30                                  6,058,119
10,000,000BBB/Baa3   Tobacco Settlement Financing Corp., 6.75%, 6/1/39                                                  11,807,600
                                                                                                                        32,851,495
                     New Mexico - 1.5%
3,700,000  ++ NR/NR  New Mexico Hospital Equipment Loan Council, 6.4%, 6/1/16                                           3,872,901
1,350,000 BBB-/NR    Santa Fe Educational Facilities Revenue, 5.75%, 10/1/28                                            1,369,089
                                                                                                                        5,241,990
                     New York - 6.0%
2,000,000 A/NR       New York City Industrial Development Agency, 5.375%, 6/1/23                                        2,074,040
6,225,000 CCC/Caa2   New York City Industrial Development Agency, 6.9%, 8/1/24                                          5,291,437
5,000,000 AAA/Aaa    New York City Trust Cultural Resources Revenue, 5.125%, 7/1/31                                     5,256,750
2,000,000 NR/NR      Suffolk County Industrial Development Agency, 7.25%, 1/1/30                                        2,081,760
6,000,000 AAA/Aaa    Triborough Bridge & Tunnel Authority Revenue, 5.25%, 11/15/30                                      6,454,440
                                                                                                                        21,158,427
                     North Carolina - 1.5%
4,600,000 NR/NR      Charlotte North Carolina Special Facilities Revenue, 7.75%, 2/1/28                                 3,308,090
1,980,000 AA+/Aa1    North Carolina Capital Facilities Financial Agency Revenue, 5.0%, 10/1/41                          2,073,159
                                                                                                                        5,381,249
3,000,000  +AAA/Aaa  Oklahoma Development Finance Authority Revenue, 5.625%, 8/15/19                                    3,274,710
8,000,000  +AAA/Aaa  Oklahoma Development Finance Authority Revenue, 5.625%, 8/15/29                                    8,732,560
4,100,000 B-/Caa2    Tulsa Municipal Airport Revenue, 5.65%, 12/1/35                                                    3,953,753
1,225,000 B-/Caa2    Tulsa Municipal Airport Revenue, 6.25%, 6/1/20                                                     1,148,499
4,350,000 B-/Caa2    Tulsa Municipal Airport Revenue, 7.35%, 12/1/11                                                    4,350,087
                                                                                                                        21,459,609
                     Oregon - 4.5%
1,000,000 NR/NR      Klamath Falls Electric Revenue, 5.75%, 1/1/13                                                      1,024,370
7,000,000 NR/NR      Klamath Falls Electric Revenue, 6.0%, 1/1/25                                                       7,101,290
7,500,000 NR/NR      Western Generation Agency Cogeneration Project Revenue, 7.125%, 1/1/21                             7,615,500
                                                                                                                        15,741,160
                     Pennsylvania - 5.6%
1,550,000 NR/Baa1    Allegheny County Hospital Development Authority Revenue, 5.125%, 5/1/25                            1,487,039
12,300,000B/B1       Allegheny County Hospital Development Authority Revenue, 9.25%, 11/15/30                           14,764,920
1,000,000 BB-/NR     Columbia County Hospital Authority Health Care Revenue, 5.9%, 6/1/29                               903,770
1,000,000 BBB/Ba2    Hazleton Health Services Authority Hospital Revenue, 5.625%, 7/1/17                                945,550
1,280,000 NR/B2      Langhorne Manor Borough Higher Education & Health Authority Revenue, 7.35%, 7/1/22                 1,280,115
500,000   BBB+/NR    Pennsylvania Higher Educational Facilities Authority Revenue, 5.4%, 7/15/36                        523,990
                                                                                                                        19,905,384
                     Rhode Island - 1.2%
4,000,000 NR/NR      Central Falls Detention Facilities Revenue, 7.25%, 7/15/35                                         4,102,400

                     South Carolina - 7.8%
4,250,000 BBB/Baa2   Georgetown County Environmental Improvement Revenue, 5.95%, 3/15/14                                4,804,752
15,000,000AA-/Aa3    Greenville County School District, 5.5%, 12/1/28                                                   16,240,350
5,850,000 BBB+/Baa1  South Carolina Jobs Economic Development Authority Revenue, 6.375%, 8/1/34                         6,480,630
                                                                                                                        27,525,732
                     Tennessee  - 3.7%
7,000,000 BBB+/Baa2  Johnson City Health & Educational Facilities Board Hospital Revenue, 7.5%, 7/1/33                  8,291,780
4,480,000 NR/Baa3    Knox County Health Educational & Housing Facilities Board Hospital Revenue, 6.375%, 4/15/22        4,760,762
                                                                                                                        13,052,542
                     Texas  - 8.7%
7,500,000 CCC/Caa2   Alliance Airport Authority Special Facilities Revenue, 7.5%, 12/1/29                               6,722,175
1,345,000 NR/Baa3    Bexar County Housing Finance Corp., 8.0%, 12/1/36                                                  1,402,835
2,500,000 BBB-/Ba1   Brazos River Authority Revenue, 5.375%, 4/1/19                                                     2,599,075
1,000,000 CCC/Caa2   Dallas-Fort Worth International Airport Revenue, 6.0%, 11/1/14                                     855,940
5,000,000 CCC/Caa2   Dallas-Fort Worth International Airport Revenue, 6.15%, 5/1/29                                     4,817,800
485,000   C/Ca       Dallas-Fort Worth International Airport Revenue, 6.25%, 11/1/13                                    135,795
7,750,000 C/Ca       Dallas-Fort Worth International Airport Revenue, 7.125%, 11/1/26                                   2,092,500
2,800,000 C/Ca       Dallas-Fort Worth International Airport Revenue, 7.6%, 11/1/11                                     868,000
7,715,000 C/Ca       Dallas-Fort Worth International Airport Revenue, 7.625%, 11/1/21                                   2,083,050
4,000,000 NR/NR      Decatur Hospital Authority Revenue, 7.0%, 9/1/25                                                   4,412,360
1,000,000 BB/NR      Georgetown Health Facilities Development Corp., 6.25%, 8/15/29                                     1,039,130
3,750,000 B-/Caa2    Houston Airport System Special Facilities Revenue, 5.7%, 7/15/29                                   3,002,288
500,000   BBB-/Baa2  Sabine River Authority Pollution Control Revenue, 6.15%, 8/1/22                                    550,020
                                                                                                                        30,580,968
                     Vermont  - 0.5%
1,500,000 A-/A3      Vermont Educational & Health Buildings Financing Agency Revenue, 6.0%, 10/1/28                     1,695,225

                     Virginia  - 1.5%
1,000,000 BBB/Baa3   Peninsula Ports Authority, 6.0%, 4/1/33                                                            1,077,260
4,000,000 BB/NR      Pocahontas Parkway Association of Virginia Toll Road Revenue, 5.5%, 8/15/28                        4,162,880
                                                                                                                        5,240,140
                     Washington - 5.6%
4,710,000 AAA/Aaa    Spokane Public Facilities District Hotel/Motel Tax & Sales, 5.75%, 12/1/27                         5,342,883
7,025,000 BBB/Baa3   Tobacco Settlement Authority Washington, 6.625%, 6/1/32                                            7,805,337
14,315,000AAA/Aaa    Washington State General Obligation, 0.0%, 6/1/22                                                  6,601,219
                                                                                                                        19,749,439
5,000,000 BBB-/Baa3  Sweetwater County Solid Waste Disposal Revenue, 6.9%, 9/1/24                                       5,068,200

                     TOTAL TAX-EXEMPT OBLIGATIONS
                     (Cost $406,613,490)                                                                                443,990,036

Shares               TAX-EXEMPT MONEY MARKET MUTUAL FUND - 0.0% of Net Assets
24,928               BlackRock Provident Institutional Municipal Fund                                                   24,928
                     TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
                     (Cost $24,928)                                                                                     24,928

                     TOTAL INVESTMENTS IN SECURITIES - 126.0%
                     (Cost $406,638,418) (b) (c)                                                                     $   444,014,964
                     OTHER ASSETS AND LIABILITIES -  2.7%                                                            $   9,459,568
466,434,928          PREFERRED SHARES AT REDEMPTION VALUE - (28.7)%                                                  $ (101,000,000)
                     NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%                                            $   352,474,532

NR                   Security not rated by S&P or Moody's.

(144A)               Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2005 the value of these securities amounted to
                     $976,510 or 0.3% of net assets applicable to common shareowners.

+                    Prerefunded bonds have been collaterized by U.S. Treasury securities which are held in escrow
			to pay interest and principal
                     on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

 '++                 Prerefunded bonds have been collaterized by cash sufficient to pay interest and principal
			on the tax exempt issue and to
                     retire the bonds in full at the earliest refunding date.

(a)                  Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.


(b)                  At July 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $405,443,336 was as follows:

                     Aggregate gross unrealized gain for all investments in which
                     there is an excess of value over tax cost                                                      $     50,120,855

                     Aggregate gross unrealized loss for all investments in which
                     there is an excess of tax cost over value                                                          -11,549,227
                     Net unrealized gain                                                                            $     38,571,628

                     For financial reporting purposes net unrealized gain on investments was $37,376,546 and cost of investments aggregated $406,638,418



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Advantage Trust:

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 29, 2005

* Print the name and title of each signing officer under his or her signature.